Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 44	$ 54	$ 101	$ 122